Restricted cash (Tables)	12 Months Ended
Dec. 31, 2012
Restricted Cash Tables
Letters of credit

These letters of credit include contractual performance bonds related to conducting certain SFD® surveys.

	2012	2011

Total restricted cash	$433,369	$74,135
Less current portion, amounts scheduled to be released to NXT within 12 months	(433,369)	-

	$-	$74,135